Income tax and deferred taxes - Tax Effects of Other Comprehensive Income Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	$ 860	$ (1,582)	$ (1,273)
Cash flow hedges	3,049	5,047	7,172
Amount before taxes (expense) gain
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	3,148	(5,843)	(6,350)
Cash flow hedges	11,293	18,692	26,622
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	3,520	190,509	190
Total	17,961	203,358	20,462
(Expense) income for income taxes
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	(860)	1,582	1,273
Cash flow hedges	(3,049)	(5,047)	(7,172)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	(2,723)	(57,242)	(17)
Total	(6,632)	(60,707)	(5,916)
Amount after taxes
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	2,288	(4,261)	(5,077)
Cash flow hedges	8,244	13,645	19,450
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	797	133,267	173
Total	$ 11,329	$ 142,651	$ 14,546